GOLD TRACK SELECT
                                              SUPPLEMENT DATED AUGUST 5, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002


The following replaces the information contained in your Gold Track Select contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.

The following information supplements, and to the extent inconsistent therewith, replaces certain information in The Variable Funding Option Expenses Section:

                                                                                                                  TOTAL ANNUAL
                                                     MANAGEMENT         DISTRIBUTION           OTHER               OPERATING
                                                         FEE               AND/OR            EXPENSES               EXPENSES
                                                   (AFTER EXPENSE       SERVICE FEES      (AFTER EXPENSE         (AFTER EXPENSE
FUNDING OPTIONS:                                   REIMBURSEMENT)         (12B-1)         REIMBURSEMENT)         REIMBURSEMENT)
----------------                                  -----------------    -------------    ------------------    -------------------
DELAWARE VIP TRUST
   VIP Small Cap Value Series-- Standard
     Class..................................            0.74%                -                 0.11%               0.85% (5)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio-- Class II Shares*            0.31%***           0.25%               0.03%               0.03%
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio                   0.80%                -                 0.03%               0.83%(20)
   Alliance Growth Portfolio                            0.80%                -                 0.02%               0.82%(20)
   MFS Total Return Portfolio                           0.80%                -                 0.03%               0.83%(20)
   Putnam Diversified Income Portfolio                  0.75%                -                 0.15%               0.90%(20)
   Smith Barney Aggressive Growth Portfolio             0.80%                -                 0.04%               0.84%(20)
   Smith Barney High Income Portfolio                   0.60%                -                 0.07%               0.67%(20)
   Smith Barney International All Cap Growth
     Portfolio                                          0.90%                -                 0.10%               1.00%(20)
   Smith Barney Large Cap Value Portfolio**             0.65%                -                 0.02%               0.67%(20)
   Smith Barney Large Capitalization Growth
     Portfolio                                          0.75%                -                 0.03%               0.78%(20)
   Smith Barney Money Market Portfolio**                0.50%                -                 0.03%               0.53%(20)
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class II Shares*           0.70%              0.25%               0.06%                 1.01%
   Enterprise Portfolio Class II Shares*                0.48%              0.25%               0.12%               0.85%(21)
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth
     Opportunities Portfolio                            0.75%                -                 0.15%               0.90%(22)
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio --
     Service Class 2*                                   0.58%              0.25%               0.07%               0.90%(23)
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation Portfolio--
     Service Class 2*                                   0.58%              0.25%               0.85%               1.68%(24)
   Mid Cap Portfolio--
     Service Class 2*                                   0.58%              0.25%               0.05%               0.88%(25)


***The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street
Fund: Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund's Management eliminated the voluntary fee cap of 0.55%.

NOTES

(8) There were no fees waived or expenses reimbursed for these funds in 2001. Smith Barney Fund Management receives an administrative fee, which is reflected in the management fee column.

(20) Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(21) If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II Shares would have been 0.87%.

(22) The Manager has waived all or a portion of its total expenses for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 2.21%.

(23) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio - Service Class 2 would have been 0.94%.

(24) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 would have been 3.77%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.58%, 0.92% and 1.75%, respectively.

(25) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio - Service Class 2 would have been 0.94%.

The Examples are revised as follows:

EXAMPLE WITH SURRENDER CHARGES (PERCENTAGE OF AMOUNT SURRENDERED)

                                                IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT sURRENDERED OR
                                                       END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                             ----------------------------------------- -------------------------------------------
 FUNDING OPTION                              1 YEAR    3 YEARS    5YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
DELAWARE VIP TRUST
   VIP Small Cap Value Series -- Standard
     Class.................................    73        111        150        248        22        67         115        248
GREENWICH STREET SERIES FUND
   Equity Index Portfolio-- Class II Shares    71        103        137        221        19        59         102        221

The Variable Funding Options Section is revised as follows:

          INVESTMENT                               INVESTMENT                                     INVESTMENT
           OPTIONS                                  OBJECTIVE                                 ADVISER/SUBADVISER
-------------------------------   ----------------------------------------------   ------------------------------------------
CITISTREET FUNDS, INC.
   CitiStreet Large Company       Seeks maximum long-term total return             CitiStreet
     Stock Fund - Class I         (capital appreciation and income) by             Subadvisers Wellington Management
                                  investing primarily in common stocks of          Company; Smith Barney Fund Management
                                  well-established companies.                      LLC, and SSgA
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio        Seeks reasonable income by investing at          TAMIC
                                  least 80% in equity securities. The Fund         Subadviser: Fidelity Management &
                                  normally invests primarily in income             Research Co. ("FMR")
                                  producing equities. The balance may be
                                  invested in all types of domestic and
                                  foreign securities, including bonds. The
                                  Subadviser also considers the potential for
                                  capital appreciation.
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap         Seeks long- term capital growth by investing     Citi Fund Management
      Growth Opportunities        under normal circumstances at least 80%
       Portfolio                  of net assets in equity securities of small
                                  cap companies and related investments. Small
                                  cap companies are those with a market
                                  capitalization similar to companies in the
                                  Russell 2000 Index. Dividend income, if any,
                                  is incidental to this investment advice.


The following two paragraphs are deleted from the "Federal Tax Considerations" section:

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such an optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of your purchase payment or contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although the Company regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.









L - 12997                                                         August 5, 2002